Schedule of supply chain finance (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Suppliers	R$ 2,265,173	R$ 1,474,227
(-) Adjustment to present value	(27,198)	(21,590)
Supply chain finance	2,237,975	1,452,637
Domestic Suppliers [Member]
IfrsStatementLineItems [Line Items]
Suppliers	1,971,441	1,309,167
Foreign Suppliers [Member]
IfrsStatementLineItems [Line Items]
Suppliers	R$ 293,732	R$ 165,060